LIQUIDITY AND CAPITAL MANAGEMENT - Contractual Obligations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Liquidity and Capital Management [Abstract]
Capital	$ 100,000	$ 99,000
Percent of debt representing non-recourse mortgages	2.00%
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debt obligations	$ 52,570
Total capital securities	3,085	3,033
Lease obligations	3,414
Commitments	1,144
Debt obligations	6,392
Capital securities	722
Interest rate swaps	60
Borrowing costs capitalised	249	$ 258
Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debt obligations	13,975
Total capital securities	61
Lease obligations	72
Commitments	963
Debt obligations	1,751
Capital securities	162
Interest rate swaps	35
1 Year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debt obligations	8,043
Total capital securities	999
Lease obligations	44
Commitments	166
Debt obligations	1,489
Capital securities	149
Interest rate swaps	25
2 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debt obligations	11,573
Total capital securities	564
Lease obligations	44
Commitments	13
Debt obligations	1,098
Capital securities	151
Interest rate swaps	0
3 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debt obligations	5,626
Total capital securities	0
Lease obligations	44
Commitments	2
Debt obligations	756
Capital securities	112
Interest rate swaps	0
4 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debt obligations	6,565
Total capital securities	546
Lease obligations	43
Commitments	0
Debt obligations	494
Capital securities	115
Interest rate swaps	0
More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debt obligations	6,788
Total capital securities	915
Lease obligations	3,167
Commitments	0
Debt obligations	804
Capital securities	33
Interest rate swaps	$ 0